Organization and Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2013
Organization and Summary of Significant Accounting Policies [Abstract]
Schedule of Changes in Provision for Doubtful Accounts
The changes in the provision during the year:

	2011	2012	2013
Opening balance	$5,641	$6,892	$7,580
Additions during the year	2,217	2,895	2,436
Deductions during the year	(966)	(2,207)	(3,078)

Closing balance	$6,892	$7,580	$6,938

Schedule of Depreciation Percentage of Fixed Assets
Depreciation is calculated by the straight-line method on the basis of the estimated useful lives of the assets using the following annual rates:

%
Buildings	2-5
Communication equipment	10-15
Office furniture and equipment	6-33
Motor vehicles	15
Leasehold improvements are depreciated over the
shorter of the underlying lease or 10 years.

Schedule of Depreciation Percentage of Intangible Assets
Amortization is calculated by the straight-line method on the basis of the estimated useful lives of the assets using annual rates between 10-33%.

Amortization
percentage
Amortizable intangible assets:
Franchise agreement	18-33
Brand name	18.2
Customer relationship	8.3-33
Licenses	10

Computation of Basic and Diluted Income Per Ordinary Share
The following table summarizes information related to the computation of basic and diluted income per Ordinary Share for the years indicated.

	Year ended December 31
	2011	2012	2013
The number of shares used in per share computation
Weighted average number of ordinary shares
outstanding used in basic income per
ordinary share calculation	17,346,561	17,346,561	17,346,561
Add assumed exercise of outstanding dilutive
potential ordinary shares	-	-	224,627

Weighted average number of ordinary shares
outstanding used in diluted income per
ordinary share calculation	17,346,561	17,346,561	17,571,188